SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2023
Subsequent Events
SUBSEQUENT EVENTS

20.	SUBSEQUENT EVENTS

a)	Subsequent to February 28, 2023, the Company issued 5,572 common shares in connection with the exercise of 5,572 warrants with a weighted average exercise price of $3.00 for total proceeds of $16,716. The Company also issued 540,600 common shares in connection with the exercise of 540,600 stock options with a weighted average exercise price of $1.42 for total proceeds of $801,908.